Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Supplemental Cash Flow Information Relating to Operating Leases	Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2025	2024
Cash payments for operating leases	$2,015	$4,139
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$—

Schedule of Future Lease Payments under Operating Leases

Future lease payments under operating leases as of December 31, 2025 were as follows:

December 31
2026	$2,325
2027	1,923
2028	1,920
2029	1,924
2030	1,935
Thereafter	2,172
Total future lease payments	12,199
Less: imputed interest	1,441
Total operating lease liabilities	$10,758